Financial assets at fair value through profit or loss - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets [Line Items]
Designated at fair value through profit or loss	€ 5,775	€ 6,159
Financial assets at fair value through profit or loss
Disclosure Of Financial Assets [Line Items]
Gains (losses) on financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	(48)	357
Notional value of related credit derivatives	3,679	3,370
Financial assets at fair value through profit or loss | Credit risk
Disclosure Of Financial Assets [Line Items]
Designated at fair value through profit or loss	3,181	3,051
Amount of change in fair value of the credit derivatives attributable to changes in credit risks	150	150
Financial assets at fair value through profit or loss | Derivatives
Disclosure Of Financial Assets [Line Items]
Amount of change in fair value of the credit derivatives attributable to changes in credit risks	(119)	3
Change in fair value of the credit derivatives for the current year	(122)	72
Financial assets at amortised cost | Financial assets outside scope of IFRS 7, class
Disclosure Of Financial Assets [Line Items]
Financial assets	€ 538	€ 743